Unaudited Consolidated Statements of Changes In Stockholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Balance (in shares) at Dec. 31, 2016	1,000,000	11,032,858
Balance at Dec. 31, 2016	$ 10,000	$ 110,329	$ 204,239,837	$ 3,905	$ (193,033,293)	$ 11,330,778
Share based payments			1,769,964			1,769,964
Foreign currency translation adjustments				(1,274)		(1,274)
Net loss					(15,665,983)	(15,665,983)
Balance (in shares) at Dec. 31, 2017	1,000,000	15,160,014
Balance at Dec. 31, 2017	$ 10,000	$ 151,600	217,050,174	2,631	(208,699,276)	8,515,129
Share based payments			238,835			238,835
Foreign currency translation adjustments				115		115
Net loss					(2,146,968)	(2,146,968)
Balance (in shares) at Mar. 31, 2018	1,000,000	15,160,014
Balance at Mar. 31, 2018	$ 10,000	$ 151,600	217,289,009	2,746	(210,846,244)	6,607,111
Balance (in shares) at Dec. 31, 2017	1,000,000	15,160,014
Balance at Dec. 31, 2017	$ 10,000	$ 151,600	217,050,174	2,631	(208,699,276)	8,515,129
Share based payments			634,082			634,082
Foreign currency translation adjustments				(3,044)		(3,044)
Net loss					(4,924,617)	(4,924,617)
Balance (in shares) at Dec. 31, 2018	1,000,000	18,205,060
Balance at Dec. 31, 2018	$ 10,000	$ 182,051	219,481,805	(413)	(213,623,893)	6,049,550
Share based payments			337,966			337,966
Foreign currency translation adjustments				(1,743)		(1,743)
Net loss					(3,113,992)	(3,113,992)
Balance (in shares) at Mar. 31, 2019	1,000,000	18,205,060
Balance at Mar. 31, 2019	$ 10,000	$ 182,051	$ 219,819,771	$ (2,156)	$ (216,737,885)	$ 3,271,781